Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhcaptseries-20170410_SupplementTextBlock

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK FUNDS III	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK CURRENT INTEREST
JOHN HANCOCK INVESTMENT TRUST

Supplement dated April 10, 2017 to the current Prospectus, as may be supplemented

Effective immediately, the introductory paragraph to the Shareholder fees and expenses table in the summary section of the prospectus for each series of the trusts listed above with Class A shares is amended to include the following sentence:

Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Capital Series - Supplement) | (Classic Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Capital Series - Supplement) | (U.S. Global Leaders Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).